Goodwill - Movement table (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Goodwill, beginning balance	€ 43,158	€ 44,155	€ 18,726
Additions			25,691
Impairment		(1,175)
Currency translation	233	178	(263)
Goodwill, ending balance	43,391	43,158	44,155
Gross carrying amount
Goodwill
Goodwill, beginning balance	45,980	45,802	20,374
Additions			25,691
Currency translation	233	178	(263)
Goodwill, ending balance	46,213	45,980	45,802
Accumulated impairment
Goodwill
Goodwill, beginning balance	(2,823)	(1,648)	(1,648)
Impairment		(1,175)
Goodwill, ending balance	€ (2,823)	€ (2,823)	€ (1,648)